Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.7%
Issuer	Shares	Value ($)
Communication Services 5.4%
Diversified Telecommunication Services 4.6%
AT&T, Inc.	1,500,000	41,835,000
Verizon Communications, Inc.	1,100,000	60,830,000
Total		102,665,000
Media 0.8%
Comcast Corp., Class A	330,000	17,397,600
Total Communication Services		120,062,600
Consumer Discretionary 3.1%
Hotels, Restaurants & Leisure 1.3%
Extended Stay America, Inc.	750,000	12,067,500
Travel + Leisure Co.	300,000	18,129,000
Total		30,196,500
Household Durables 1.3%
Newell Brands, Inc.	475,000	11,005,750
Whirlpool Corp.	90,000	17,107,200
Total		28,112,950
Specialty Retail 0.5%
Home Depot, Inc. (The)	42,500	10,979,450
Total Consumer Discretionary		69,288,900
Consumer Staples 9.9%
Beverages 4.3%
Coca-Cola Co. (The)	1,000,000	48,990,000
PepsiCo, Inc.	360,000	46,508,400
Total		95,498,400
Food & Staples Retailing 0.7%
Walgreens Boots Alliance, Inc.	350,000	16,775,500
Food Products 1.3%
JM Smucker Co. (The)	100,000	11,200,000
Kraft Heinz Co. (The)	475,000	17,280,500
Total		28,480,500
Household Products 1.2%
Kimberly-Clark Corp.	125,000	16,041,250
Procter & Gamble Co. (The)	90,000	11,117,700
Total		27,158,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.4%
Altria Group, Inc.	275,000	11,990,000
Philip Morris International, Inc.	500,000	42,010,000
Total		54,000,000
Total Consumer Staples		221,913,350
Energy 8.2%
Oil, Gas & Consumable Fuels 8.2%
Chevron Corp.	660,000	66,000,000
Diamondback Energy, Inc.	200,000	13,856,000
Exxon Mobil Corp.	1,065,000	57,904,050
Valero Energy Corp.	300,000	23,094,000
Williams Companies, Inc. (The)	1,050,000	23,982,000
Total		184,836,050
Total Energy		184,836,050
Financials 20.1%
Banks 11.1%
Bank of America Corp.	1,040,000	36,098,400
JPMorgan Chase & Co.	650,000	95,660,500
PNC Financial Services Group, Inc. (The)	215,000	36,197,400
Truist Financial Corp.	525,000	29,904,000
U.S. Bancorp	600,000	30,000,000
Zions Bancorp	415,000	22,065,550
Total		249,925,850
Capital Markets 4.4%
Ares Capital Corp.	675,000	12,372,750
BlackRock, Inc.	46,000	31,947,000
Morgan Stanley	475,000	36,513,250
State Street Corp.	235,000	17,100,950
Total		97,933,950
Consumer Finance 0.6%
Discover Financial Services	145,000	13,640,150
Columbia Dividend Opportunity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.0%
Hartford Financial Services Group, Inc. (The)	480,000	24,331,200
MetLife, Inc.	425,000	24,480,000
Principal Financial Group, Inc.	300,000	16,974,000
Travelers Companies, Inc. (The)	165,000	24,007,500
Total		89,792,700
Total Financials		451,292,650
Health Care 14.5%
Biotechnology 4.1%
AbbVie, Inc.	615,000	66,260,100
Amgen, Inc.	120,000	26,990,400
Total		93,250,500
Pharmaceuticals 10.4%
Bristol-Myers Squibb Co.	885,000	54,277,050
Eli Lilly and Co.	85,000	17,415,650
Johnson & Johnson	675,000	106,960,500
Merck & Co., Inc.	750,000	54,465,000
Total		233,118,200
Total Health Care		326,368,700
Industrials 6.1%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	490,000	35,275,100
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	215,000	33,933,450
Electrical Equipment 1.1%
Eaton Corp. PLC	190,000	24,736,100
Machinery 1.4%
Caterpillar, Inc.	140,000	30,223,200
Road & Rail 0.5%
Union Pacific Corp.	57,500	11,842,700
Total Industrials		136,010,550
Information Technology 13.1%
Communications Equipment 2.4%
Cisco Systems, Inc.	1,200,000	53,844,000
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	450,000	17,208,000
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.9%
International Business Machines Corp.	365,000	43,409,450
Semiconductors & Semiconductor Equipment 5.7%
Broadcom, Inc.	120,000	56,384,400
Intel Corp.	375,000	22,792,500
Texas Instruments, Inc.	285,000	49,096,950
Total		128,273,850
Software 0.5%
NortonLifeLock, Inc.	575,000	11,218,250
Technology Hardware, Storage & Peripherals 1.8%
HP, Inc.	825,000	23,900,250
Seagate Technology PLC	215,000	15,744,450
Total		39,644,700
Total Information Technology		293,598,250
Materials 2.1%
Chemicals 1.6%
Dow, Inc.	375,000	22,241,250
Nutrien Ltd.	240,000	12,950,400
Total		35,191,650
Metals & Mining 0.5%
Steel Dynamics, Inc.	300,000	12,474,000
Total Materials		47,665,650
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
Agree Realty Corp.	175,000	11,298,000
Alexandria Real Estate Equities, Inc.	95,000	15,170,550
Crown Castle International Corp.	165,000	25,698,750
Duke Realty Corp.	400,000	15,700,000
Invitation Homes, Inc.	375,000	10,927,500
Life Storage, Inc.	217,500	18,248,250
Medical Properties Trust, Inc.	1,000,000	21,590,000
QTS Realty Trust Inc., Class A	275,000	17,083,000
Total		135,716,050
Total Real Estate		135,716,050

2	Columbia Dividend Opportunity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.2%
Electric Utilities 2.9%
American Electric Power Co., Inc.	200,000	14,970,000
Duke Energy Corp.	240,000	20,541,600
Edison International	265,000	14,307,350
Pinnacle West Capital Corp.	210,000	14,685,300
Total		64,504,250
Multi-Utilities 1.3%
Ameren Corp.	200,000	14,054,000
NiSource, Inc.	725,000	15,660,000
Total		29,714,000
Total Utilities		94,218,250
Total Common Stocks (Cost $1,666,170,310)		2,080,971,000

Convertible Preferred Stocks 6.7%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	10,000	10,914,367
Total Communication Services			10,914,367
Consumer Discretionary 0.9%
Auto Components 0.9%
Aptiv PLC	5.500%	120,000	20,505,120
Total Consumer Discretionary			20,505,120
Financials 0.6%
Capital Markets 0.6%
KKR & Co., Inc.	6.000%	200,000	12,760,000
Total Financials			12,760,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.6%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	6.000%	310,000	16,368,000
Danaher Corp.	5.000%	14,700	18,856,719
Total			35,224,719
Total Health Care			35,224,719
Industrials 0.7%
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	152,500	16,500,500
Total Industrials			16,500,500
Utilities 2.4%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.219%	475,000	23,180,000
Multi-Utilities 1.4%
DTE Energy Co.	6.250%	700,000	32,130,000
Total Utilities			55,310,000
Total Convertible Preferred Stocks (Cost $129,438,040)			151,214,706

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	1,011,673	1,011,572
Total Money Market Funds (Cost $1,011,533)		1,011,572
Total Investments in Securities (Cost: $1,796,619,883)		2,233,197,278
Other Assets & Liabilities, Net		12,924,053
Net Assets		2,246,121,331

Columbia Dividend Opportunity Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $10,914,367, which represents 0.49% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	63,366,644	363,338,918	(425,687,146)	(6,844)	1,011,572	3,762	18,543	1,011,673
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2021

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3QT140_05_L01_(04/21)